Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents	7. Cash and cash equivalents

	December 31, 2018	December 31, 2017

Cash at bank and on hand	$200,644	$293,437
Short-term bank deposits	85,668	186,064
	$286,312	$479,501